Income Taxes - Tax Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ 5,486	$ (363)	$ 11,139
Argentina
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ (5,219)	$ (6,496)	$ (789)
Statutory tax rate	30.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	$ 1,566	$ 2,274	$ 276
Permanent differences	(130)	1,498	(820)
Income tax benefit/(loss) of the year	$ 1,436	$ 3,772	$ (544)